Leases - Schedule of Rental Income from Lease Agreements as Lessor (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Third parties
Rental Income	¥ 1,360,268	¥ 754,285	¥ 754,285
Lishui Boyuan Education Consulting Co., Ltd. [Member]
Third parties
Rental Income	628,931
Langfang Lizhi Education Consulting Co., Ltd. [Member]
Third parties
Rental Income	330,189
Langfang Xingrun Aviation Service Co., Ltd. [Member]
Third parties
Rental Income	16,509
Zhejiang Huapu Yifang Technology Co., Ltd. [Member]
Third parties
Rental Income	4,666
Langfang Quantong Logistics Co., Ltd. [Member]
Third parties
Rental Income	2,830
Lianwai Kindergarten [Member]
Third parties
Rental Income	¥ 377,143	¥ 754,285	¥ 754,285